Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
cash equivalents	$ 32	$ 60.4
Ecl allowances	312,000	608,000
Impairment charge		11,850,000
Own digital assets	43,980,000
Own digital assets	43,978,454	8,010,538			$ 3,926,824
Cash and cash equivalents	$ 32,004,995	$ 60,430,786
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Arisz Acquisition Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents			$ 215,059	$ 173,789
Temporary equity, par value (in Dollars per share)			$ 10.81	$ 10.06
Arisz Acquisition Corp. [Member] | Initial Public Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs			$ 5,587,733